Stock Based Compensation - Summary of Company's Stock Option Activity (FY) (Details) - Employee Stock Option - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Ending balance (shares)	48	48	33	13
Granted, number of options	0	24	24
Expired, number of options		(9)	(4)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Ending balance (USD per share)	$ 2.68	$ 2.68	$ 14.84	$ 47.53
Granted, weighted average remaining contrctual term	$ 0	2.03	3.32
Expired, weighted average remaining contrctual term		$ 46.8	$ 48.96
Additional disclosures
Outstanding and vested - weighted average remaining contractual life	8 years 3 months 18 days	8 years 6 months	6 years 10 months 24 days	1 year 7 months 6 days
Outstanding and vested, aggregate intrinsic value	$ 17,900	$ 0	$ 0	$ 0